Financial and capital risk management (Details 5) $ in Millions	Jun. 30, 2026 USD ($)
Depreciation [Member] | Risk Depreciation Price [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 737
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(1,005)
Depreciation [Member] | Risk Depreciation Price [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2,834)
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	737
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	522
Interest Rate [Member] | Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	276
Interest Rate [Member] | Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	737
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	46
Interest Rate [Member] | Brazilian Interest Rate Increase [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(520)
T J L P Interest Rate [Member] | T J L P Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	737
T J L P Interest Rate [Member] | T J L P Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	738
T J L P Interest Rate [Member] | T J L P Interest Rate Increase [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	738
I P C A Index [Member] | I P C A Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	737
I P C A Index [Member] | I P C A Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	550
I P C A Index [Member] | I P C A Index Decrease [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	377
S O F R Interest Rate [Member] | S O F R Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	737
S O F R Interest Rate [Member] | S O F R Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	716
S O F R Interest Rate [Member] | S O F R Interest Rate Decrease [Member] | Sensitivity Scenario II [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 693